Quarterly Data (Unaudited) Quarterly Data (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Quarterly Data (Unaudited) [Abstract]
Revenue	$ 83,801	$ 71,393	$ 60,551	$ 48,148	$ 58,364	$ 60,027	$ 57,577	$ 55,353	$ 263,893	$ 231,321	$ 185,139
Gross profit	41,993	31,570	30,515	29,193	33,118	33,743	31,831	28,434	133,271	127,126	89,775
Net loss from continuing operations, net of taxes	(15,909)	(17,985)	(17,267)	(10,442)	(4,591)	(10,568)	(27,798)	(4,983)	(61,602)	(47,940)	(42,480)
Income (loss) from discontinued operations, net of taxes	(11,418)	(942)	1,835	(1,392)	(809)	(277)	(1,313)	(1,161)	(11,918)	(3,560)	(2,494)
Net loss	$ (27,327)	$ (18,927)	$ (15,432)	$ (11,834)	$ (5,400)	$ (10,845)	$ (29,111)	$ (6,144)	$ (73,520)	$ (51,500)	$ (44,974)
Net loss from continuing operations per share basic and diluted (in dollars per share)	$ (0.28)	$ (0.31)	$ (0.30)	$ (0.18)	$ (0.08)	$ (0.19)	$ (0.50)	$ (0.09)	$ (1.08)	$ (0.86)	$ (0.78)
Net loss from discontinued operations per share basic and diluted (in dollars per share)	$ (0.20)	$ (0.02)	$ 0.03	$ (0.03)	$ (0.01)	$ 0.00	$ (0.03)	$ (0.02)	$ (0.21)	$ (0.06)	$ (0.05)
Impairment and other charges	$ 9,100								$ 9,086	$ 0	$ 2,511
Loss on extinguishment of debt						$ 4,300	$ 18,900		$ 0	$ 23,203	$ 325